IAB-Q3

Quarterly Report
July 31, 2026
MFS®  Inflation-Adjusted
Bond Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.9%
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.985%, 11/15/2054 (i)	$14,310,326	$434,776
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.271% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	2,462,500	2,459,017
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.359% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	3,000,000	3,004,521
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.19%, 7/15/2054 (i)	11,473,693	507,401
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.538%, 2/15/2054 (i)	7,591,144	418,964
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.244%, 2/15/2054 (i)	24,610,569	986,822
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.073%, 3/15/2054 (i)	14,262,694	488,921
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.343%, 7/15/2054 (i)	19,966,971	827,224
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.215%, 8/15/2054 (i)	24,030,508	1,040,877
BX Trust, 2026-CLS, “A”, 5.076%, 5/15/2043 (n)	3,035,000	3,040,695
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.278%, 2/15/2054 (i)	18,724,393	826,128
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	1,183,595	1,165,502
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.176%, 5/15/2054 (i)	8,916,612	377,553
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.14%, 6/15/2054 (i)	10,470,670	369,115
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.057%, 10/15/2054 (i)	25,866,353	889,363
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	1,124,149	1,120,885
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	3,639,014	3,574,117
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	757,848	756,038
Palmer Square Loan Funding, 2024-3A Ltd., “A2R”, FLR, 4.8% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	969,388	968,392
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 4.851% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	4,300,000	4,297,768
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.152% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	5,700,000	5,700,878
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.966% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	1,444,512	1,444,840
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.816% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	1,355,757	1,352,750
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.766% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	7,346,981	7,290,106
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	3,996,016	3,996,735
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.507%, 8/15/2054 (i)	8,322,484	482,817
		$47,822,205
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,358,364
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,421,000	$2,439,865
Mortgage-Backed – 6.2%
Fannie Mae, 4.5%, 3/15/2048 (i)	$964,608	$222,258
Fannie Mae, 2%, 9/25/2050 (i)	980,683	128,532
Fannie Mae, 4%, 9/25/2050 (i)	1,948,011	371,797
Fannie Mae, 2.5%, 2/25/2051 (i)	1,354,941	183,468
Fannie Mae, 5.066%, 11/25/2053	1,427,827	1,459,025
Fannie Mae, 5.616%, 11/25/2053	3,254,151	3,363,889
Fannie Mae, 4.616%, 12/25/2054	2,816,577	2,836,228
Fannie Mae, 5.016%, 12/25/2054	922,952	934,460
Fannie Mae, 5.116%, 12/25/2054	2,003,888	2,023,445
Fannie Mae, 4.916%, 1/25/2055	3,871,728	3,908,198
Freddie Mac, 0.414%, 5/25/2029 (i)	25,340,874	275,400
Freddie Mac, 0.816%, 7/25/2029 (i)	28,847,080	647,132
Freddie Mac, 0.569%, 1/25/2030 (i)	7,337,985	132,070
Freddie Mac, 1.312%, 1/25/2030 (i)	13,280,343	521,487
Freddie Mac, 1.796%, 4/25/2030 (i)	3,519,182	210,358
Freddie Mac, 1.665%, 5/25/2030 (i)	6,326,494	367,547
Freddie Mac, 1.364%, 6/25/2030 (i)	9,559,072	412,954
Freddie Mac, 1.167%, 9/25/2030 (i)	3,529,812	151,393
Freddie Mac, 0.709%, 12/25/2030 (i)	1,816,180	47,562
Freddie Mac, 0.314%, 1/25/2031 (i)	29,303,232	313,814
Freddie Mac, 0.535%, 1/25/2031 (i)	54,980,294	1,213,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.778%, 1/25/2031 (i)	$11,388,256	$364,943
Freddie Mac, 0.934%, 1/25/2031 (i)	8,529,316	312,857
Freddie Mac, 0.504%, 3/25/2031 (i)	35,862,483	679,730
Freddie Mac, 1.212%, 5/25/2031 (i)	4,421,663	223,520
Freddie Mac, 0.938%, 7/25/2031 (i)	7,521,262	315,814
Freddie Mac, 0.536%, 9/25/2031 (i)	32,486,236	788,798
Freddie Mac, 0.854%, 9/25/2031 (i)	9,783,880	372,482
Freddie Mac, 0.348%, 11/25/2031 (i)	49,721,062	818,573
Freddie Mac, 0.495%, 12/25/2031 (i)	50,485,813	1,141,449
Freddie Mac, 0.566%, 12/25/2031 (i)	8,215,224	208,533
Freddie Mac, 0.265%, 5/25/2033 (i)	29,100,000	548,648
Freddie Mac, 0.905%, 9/25/2034 (i)	7,419,164	472,178
Freddie Mac, 0.246%, 1/25/2035 (i)	35,704,535	749,752
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	4,825,901	780,645
Freddie Mac, 2%, 3/25/2051 - 3/25/2052 (i)	7,852,678	1,003,547
Freddie Mac, 3%, 10/25/2052 (i)	881,009	141,722
Freddie Mac, 5.616%, 11/25/2053	3,603,705	3,688,023
Freddie Mac, 4.916%, 3/25/2054	2,738,636	2,768,218
Freddie Mac, 4.716%, 9/25/2054	1,682,751	1,695,056
Freddie Mac, 4.566%, 2/25/2055	3,389,916	3,411,681
Freddie Mac, 2.36%, 8/15/2057 (i)	1,084,507	119,119
Ginnie Mae, 2.415%, 7/20/2050 (i)	2,375,420	258,285
Ginnie Mae, 2.5%, 10/20/2050 (i)	2,265,994	343,708
Ginnie Mae, 2.578%, 5/20/2051 (i)	1,687,694	200,418
Ginnie Mae, 2.515%, 6/20/2051 (i)	3,272,508	374,238
Ginnie Mae, 2.378%, 7/20/2051 (i)	890,969	91,968
Ginnie Mae, 4.921%, 10/20/2053	6,483,644	6,566,377
Ginnie Mae, 4.971%, 10/20/2053	6,300,824	6,389,879
Ginnie Mae, 4.721%, 11/20/2053	5,338,355	5,400,414
Ginnie Mae, 4.821%, 12/20/2053	6,319,485	6,383,007
Ginnie Mae, 4.571%, 3/20/2054	5,938,994	5,955,115
Ginnie Mae, 4.771%, 6/20/2054	2,742,278	2,753,318
Ginnie Mae, 4.671%, 10/20/2054	1,437,493	1,443,249
Ginnie Mae, 5.121%, 5/20/2055	1,367,801	1,388,194
Ginnie Mae, 7.571%, 5/20/2055	952,370	967,456
Ginnie Mae, 6.142%, 6/20/2055	2,440,672	2,347,156
Ginnie Mae, 6.217%, 6/20/2055	1,218,543	1,159,550
Ginnie Mae, 4.621%, 12/20/2064	1,628,014	1,635,371
Ginnie Mae, 4.421%, 8/20/2065	2,521,024	2,520,386
Ginnie Mae, 4.54%, 1/20/2067	860,616	864,361
Ginnie Mae, 4.071%, 5/20/2067	2,448,303	2,442,339
Ginnie Mae, 4.121%, 8/20/2067	1,533,323	1,529,886
Ginnie Mae, 4.271%, 8/20/2074	1,030,324	1,032,372
		$92,376,481
Municipals – 0.0%
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	$380,000	$376,926
U.S. Treasury Inflation Protected Securities – 90.2%
U.S. Treasury Bonds, 3.625%, 4/15/2028	$55,746,675	$56,803,799
U.S. Treasury Bonds, 1.125%, 1/15/2033	79,694,183	74,518,400
U.S. Treasury Bonds, 0.75%, 2/15/2042	109,735,359	80,514,632
U.S. Treasury Bonds, 0.625%, 2/15/2043	38,497,230	26,879,667
U.S. Treasury Bonds, 0.75%, 2/15/2045	56,508,719	38,295,468
U.S. Treasury Bonds, 1%, 2/15/2048	26,283,858	17,757,515
U.S. Treasury Bonds, 0.125%, 2/15/2052	43,635,793	21,128,949
U.S. Treasury Bonds, 2.125%, 2/15/2054	44,760,792	37,018,065
U.S. Treasury Bonds, 2.375%, 2/15/2056	5,548,098	4,843,214
U.S. Treasury Notes, 0.5%, 1/15/2028	5,672,303	5,513,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.875%, 1/15/2029 (f)	$117,800,416	$114,068,777
U.S. Treasury Notes, 0.125%, 1/15/2030	12,686,520	11,847,383
U.S. Treasury Notes, 1.625%, 4/15/2030	59,646,624	58,482,303
U.S. Treasury Notes, 0.125%, 7/15/2030	154,017,091	142,971,255
U.S. Treasury Notes, 1.125%, 10/15/2030	64,219,600	61,850,244
U.S. Treasury Notes, 0.125%, 1/15/2031	183,133,465	167,873,893
U.S. Treasury Notes, 0.125%, 1/15/2032 (f)	108,395,459	97,209,802
U.S. Treasury Notes, 0.625%, 7/15/2032	12,108,180	11,102,037
U.S. Treasury Notes, 1.375%, 7/15/2033	72,370,367	68,530,463
U.S. Treasury Notes, 1.75%, 1/15/2034	137,450,667	132,457,393
U.S. Treasury Notes, 1.875%, 7/15/2034	41,696,419	40,471,376
U.S. Treasury Notes, 1.875%, 1/15/2036	76,927,223	73,287,436
		$1,343,425,402
Total Bonds		$1,487,799,243
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.73% (v)	7,543,903	$7,545,412

Other Assets, Less Liabilities – (0.4)%		(5,531,684)
Net Assets – 100.0%		$1,489,812,971

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,545,412 and
$1,487,799,243, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,172,244, representing 2.7% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate

Derivative Contracts at 7/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	371	$39,317,305	September – 2026	$(154,927)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/30/29	USD	75,740,000	centrally cleared	1-day SOFR / Annually	3.637% / Annually	$963,034	$—	$963,034
1/14/31	USD	46,157,000	centrally cleared	1-day SOFR / Annually	3.511% / Annually	1,167,348	—	1,167,348
						$2,130,382	$—	$2,130,382
Inflation Swaps
2/05/27	USD	80,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	$455,260	$—	$455,260
3/20/27	USD	76,800,000	centrally cleared	CPI-U / At Maturity	3.291% / At Maturity	73,426	—	73,426
						$528,686	$—	$528,686
						$2,659,068	$—	$2,659,068
Liability Derivatives
Inflation Swaps
10/14/26	USD	84,400,000	centrally cleared	3.17% / At Maturity	CPI-U / At Maturity	$(213,661)	$—	$(213,661)
5/14/27	USD	37,860,000	centrally cleared	CPI-U / At Maturity	3.487% / At Maturity	(150,156)	—	(150,156)
7/13/27	USD	22,561,000	centrally cleared	CPI-U / At Maturity	2.151% / At Maturity	(349,745)	—	(349,745)
5/21/46	USD	11,609,000	centrally cleared	CPI-U / At Maturity	2.519% / At Maturity	(120,020)	—	(120,020)
5/20/56	USD	14,960,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	(160,700)	—	(160,700)
						$(994,282)	$—	$(994,282)
At July 31, 2026, the fund had liquid securities collateral with an aggregate value of $5,905,700 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,343,425,402	$—	$1,343,425,402
Municipal Bonds	—	376,926	—	376,926
U.S. Corporate Bonds	—	3,798,229	—	3,798,229
Residential Mortgage-Backed Securities	—	109,080,719	—	109,080,719
Commercial Mortgage-Backed Securities	—	13,149,673	—	13,149,673
Asset-Backed Securities (including CDOs)	—	17,968,294	—	17,968,294
Investment Companies	7,545,412	—	—	7,545,412
Total	$7,545,412	$1,487,799,243	$—	$1,495,344,655
Other Financial Instruments
Futures Contracts – Liabilities	$(154,927)	$—	$—	$(154,927)
Swap Agreements – Assets	—	2,659,068	—	2,659,068
Swap Agreements – Liabilities	—	(994,282)	—	(994,282)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$39,079,284	$204,993,714	$236,520,010	$(6,597)	$(979)	$7,545,412

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$393,562	$—